PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Mar. 31, 2016
PREPAID EXPENSES AND OTHER CURRENT ASSETS
Schedule of prepaid expenses and other current assets

	As of March 31,
	2015	2016
Advance payments for acquisitions	$22,215	$10,570
Advance to suppliers	9,150	24,930
Staff advance	5,261	5,485
Prepaid rental expenses	3,724	7,788
Prepaid expenses (1)	3,327	4,302
Advance payments for investment	—	4,000
Other receivable	316	5,557
Interest income receivable	38	27

	$44,031	$62,659

(1)	Prepaid expenses mainly consist of amounts paid for professional fees and advertisement fees for which relating services have not been provided.